GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 4,387	$ 5,189
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	4,156	4,924
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	42	109
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 189	$ 156